FINANCIAL INSTRUMENTS AND CONCENTRATIONS - Summary of Assets and Liabilities Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets:
Restricted cash	$ 25,439	$ 8,548
Carrying Value
Financial assets:
Cash	61,175	153,483
Restricted cash	25,439	8,548
Loans receivable, net	497,534	349,120
Investment in Cognical	6,558	5,600
Financial liabilities:
Liability for losses on CSO lender-owned consumer loans	12,007	17,795
Carrying Value | 2018 Senior Secured Notes
Financial liabilities:
Debt	676,661
Carrying Value | 12.00% Senior Secured Notes
Financial liabilities:
Debt		585,823
Carrying Value | Non-Recourse U.S. SPV Facility
Financial liabilities:
Debt		120,402
Carrying Value | Non-Recourse Canada SPV Facility
Financial liabilities:
Debt	107,479
Carrying Value | Senior Revolver
Financial liabilities:
Debt	20,000
Estimated Fair Value
Financial assets:
Cash	61,175	153,483
Restricted cash	25,439	8,548
Loans receivable, net	497,534	349,120
Investment in Cognical	6,558	5,600
Financial liabilities:
Liability for losses on CSO lender-owned consumer loans	12,007	17,795
Estimated Fair Value | 2018 Senior Secured Notes
Financial liabilities:
Debt	531,179
Estimated Fair Value | 12.00% Senior Secured Notes
Financial liabilities:
Debt		663,475
Estimated Fair Value | Non-Recourse U.S. SPV Facility
Financial liabilities:
Debt		124,590
Estimated Fair Value | Non-Recourse Canada SPV Facility
Financial liabilities:
Debt	111,335
Estimated Fair Value | Senior Revolver
Financial liabilities:
Debt	20,000
Estimated Fair Value | Level 1
Financial assets:
Cash	61,175	153,483
Restricted cash	25,439	8,548
Loans receivable, net	0	0
Investment in Cognical	0	0
Financial liabilities:
Liability for losses on CSO lender-owned consumer loans	0	0
Estimated Fair Value | Level 1 | 2018 Senior Secured Notes
Financial liabilities:
Debt	0
Estimated Fair Value | Level 1 | 12.00% Senior Secured Notes
Financial liabilities:
Debt		0
Estimated Fair Value | Level 1 | Non-Recourse U.S. SPV Facility
Financial liabilities:
Debt		0
Estimated Fair Value | Level 1 | Non-Recourse Canada SPV Facility
Financial liabilities:
Debt	0
Estimated Fair Value | Level 1 | Senior Revolver
Financial liabilities:
Debt	0
Estimated Fair Value | Level 2
Financial assets:
Cash	0	0
Restricted cash	0	0
Loans receivable, net	0	0
Investment in Cognical	0	0
Financial liabilities:
Liability for losses on CSO lender-owned consumer loans	0	0
Estimated Fair Value | Level 2 | 2018 Senior Secured Notes
Financial liabilities:
Debt	0
Estimated Fair Value | Level 2 | 12.00% Senior Secured Notes
Financial liabilities:
Debt		0
Estimated Fair Value | Level 2 | Non-Recourse U.S. SPV Facility
Financial liabilities:
Debt		0
Estimated Fair Value | Level 2 | Non-Recourse Canada SPV Facility
Financial liabilities:
Debt	0
Estimated Fair Value | Level 2 | Senior Revolver
Financial liabilities:
Debt	0
Estimated Fair Value | Level 3
Financial assets:
Cash	0	0
Restricted cash	0	0
Loans receivable, net	497,534	349,120
Investment in Cognical	6,558	5,600
Financial liabilities:
Liability for losses on CSO lender-owned consumer loans	12,007	17,795
Estimated Fair Value | Level 3 | 2018 Senior Secured Notes
Financial liabilities:
Debt	531,179
Estimated Fair Value | Level 3 | 12.00% Senior Secured Notes
Financial liabilities:
Debt		663,475
Estimated Fair Value | Level 3 | Non-Recourse U.S. SPV Facility
Financial liabilities:
Debt		$ 124,590
Estimated Fair Value | Level 3 | Non-Recourse Canada SPV Facility
Financial liabilities:
Debt	111,335
Estimated Fair Value | Level 3 | Senior Revolver
Financial liabilities:
Debt	$ 20,000